October 13, 2020

Ryan Sutcliffe, Esquire
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Index Fund, Inc. (“Registrant”)

Dear Mr. Sutcliffe:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned sticker.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on October 1, 2020.

Please contact me at 410-345-2446, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Charina Jones
Charina Jones